Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information Abstract
Entity Registrant Name	TAT TECHNOLOGIES LTD
Entity Central Index Key	0000808439
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	8,815,003